Subsequent Events - Additional Information (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Net amounts of withdrawn from working capital requirements	$ 1,000,000	$ 1,000,000